Other financial liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other financial liabilities
2 6 .	Other financial liabilities

(a)	Other liabilities

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Current:
Derivative not designated as hedges – foreign exchange forward contract	999	—	—

Foreign exchange forward contract
On December 11, 2019, Yuchai entered into a
non-deliverable
forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$20.0 million at the forward exchange rate (RMB/US$) of 7.0901 with
maturity date of
 December 8, 2020. The Group accounted for this NDF at fair value through profit or loss.

(b)	Loans and borrowings

	Effective interest rate	Maturity	31.12.2019
	%		RMB’000

Current
Renminbi denominated loans	3.70 – 4.13	2020	1,900,000
US dollar denominated loans	2.52	2020	139,524
Singapore Dollar denominated loans (ii)	2.84	2020	15,522

			2,055,046

	Effective interest rate	Maturity	31.12.2020	31.12.2020
	%		RMB’000	US$’000

Current
Renminbi denominated loans	1.80 – 4.05	2021	1,730,000	267,334

Non-current
Renminbi denominated loans	3.30	2022	500,000	77,264

Note:

(i)	All loan balances as stated above do not have a callable feature.

(ii)	Issuer bank	Facility limit	Usage
			RMB’000

	December 31, 2019
	MUFG Bank Ltd	S$ 30 million	15,522

S$30.0 million credit facility with DBS Bank Ltd (“DBS”)
On June 1, 2018, the Company entered into a three-year revolving uncommitted credit facility agreement with DBS with an aggregate value of S$30.0 million to refinance the S$30.0 million facility that matured on May 22, 2018. Among other things, the terms of the facility required that (i) HLA retains ownership of the special share, at all-time
retains at least 35% ownership of the Company and that the Company remain a consolidated subsidiary of HLA, (ii) the Company at all-time
retains at least 76.4% ownership in Yuchai and (iii) HLGE remains listed on the Main Board of Singapore Exchange. The terms of the facility also included certain financial covenants with respect to the Company’s consolidated tangible net worth (
as defined in the agreement) not being less than US$350 million, and the ratio of the consolidated total debt (as defined in the agreement) to consolidated tangible net worth not exceeding
1.0 times
. This arrangement was used to finance the Group general working capital requirements.
S$30.0 million credit facility with MUFG Bank Ltd, Singapore Branch (formally known as Bank of Tokyo Mitsubishi UFJ, Ltd., Singapore Branch) (“MUFG”)
On June 10, 2020, the Company entered into an uncommitted and unsecured multi-currency revolving credit facility agreement with MUFG for an aggregate value of S$30.0 million to refinance the S$30.0 million facility that matured on March 17, 2020. The facility is available for three years from the date of the facility agreement and will be used to finance the Company’s general working capital requirements. Among other things, the terms of the facility require that HLA retains ownership of the Company’s special share and that the Company remains a subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s tangible net worth (as defined in the agreement) not being less than US$120 million at all times and the ratio of the Company’s total net debt (as defined in the agreement) to tangible net worth not exceeding
2.0 times
at all times, as well as negative pledge provisions and customary drawdown requirements.
US$30.0 million credit facility with Sumitomo Mitsui Banking Corporation, Singapore Branch (“SMBC”)
On June 24, 2020, the Company entered into an uncommitted and unsecured multi-currency short-term revolving credit facility agreement with SMBC for an aggregate value of US$30.0 million to refinance the US$30.0 million facility that matured on March 18, 2020. The maximum tenor of each drawdown under the facility is 6 months and will be utilized by the Company to finance its general working capital requirements. The terms of the facility require, among other things, that HLA retains ownership of the special share and that the Company remains a subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) as of June 30 and December 31 of each year not less than US$200 million and the ratio of the Company’s consolidated total net debt (as defined in the agreement) to consolidated tangible net worth as of June 30 and December 31 of each year not exceeding
2.0 times
, as well as negative pledge provisions and customary drawdown requirements.